EQUITY SECURITIES (Tables)	6 Months Ended
Jun. 30, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule Of Components of Change in Net Gains (Losses) on Equity Securities
The components of the change in net gains (losses) on equity securities recognized in net investment related gains (losses) on the statements of operations are shown below:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2023	2022	2023	2022
Net gains (losses) on equity securities	$245	$25	$156	$(25)

Equity securities by market sector distribution are shown below, based on fair value:

US$ MILLIONS	June 30, 2023	December 31, 2022
Consumer goods	7%	5%
Energy and utilities	14%	3%
Finance	61%	66%
Healthcare	1%	5%
Industrials	1%	2%
Information technology	13%	14%
Other	3%	5%
Total	100%	100%